Equity (Details) - Schedule of the company's shareholding structure	Dec. 31, 2021 shares
Condensed Financial Statements, Captions [Line Items]
Number of shareholders	1,580
Total percentage of interest	100.00%
Up to 1.00 [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shareholders	1,561
Total percentage of interest	7.32%
From 1.01 to 5.00 [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shareholders	12
Total percentage of interest	25.42%
From 5.01 to 10.00 [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shareholders	5
Total percentage of interest	39.29%
Over 10 [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shareholders	2
Total percentage of interest	27.97%